Share-based compensation (Restricted stock units and restricted stocks activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average grant date fair value ($)
Share based compensation expense	$ 69,410	$ 95,176	$ 107,719
Time Based Restricted Stock Units And Restricted Stock
Number
Number at beginning of period (in shares)	2,305,202
Granted (in shares)	413,289
Vested (in shares)	(1,203,452)
Forfeited (in shares)	(10,845)
Number at end of period (in shares)	1,504,194	2,305,202
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 48.72
Granted (in USD per share)	54.20
Vested (in USD per share)	46.71
Forfeited (in USD per share)	56.20
Number at end of period (in USD per share)	$ 51.78	$ 48.72
Peformance Based Restricted Stock Units And Restricted Stock
Number
Number at beginning of period (in shares)	2,493,307
Granted (in shares)	378,557
Vested (in shares)	(382,237)
Forfeited (in shares)	(3,491)
Number at end of period (in shares)	2,486,136	2,493,307
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 50.18
Granted (in USD per share)	53.44
Vested (in USD per share)	44.63
Forfeited (in USD per share)	50.51
Number at end of period (in USD per share)	$ 51.53	$ 50.18
Restricted Stock | NV Equity Plan
Number
Granted (in shares)	580,943
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	372,239
Shares withheld to pay taxes (in shares)	208,704
Shares withheld to pay taxes, treated as granted (in shares)	89,299
Share based compensation expense	$ 4,700
Restricted Stock Units | NV Equity Plan
Number
Vested (in shares)	(432,427)
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	89,299
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)	250,470
Lapsed Restrictions On Restricted Stock | NV Equity Plan
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	681,825
Restricted stock issued (in shares)	1,006,177